9. OTHER NON-INTEREST INCOME (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Other Non-Interest Income Details
Life insurance contracts	$ 612	$ 608	$ 595
Other	202	222	231
Other income	$ 814	$ 830	$ 826